Notes to the consolidated statements of income - Impacts of COVID-19 (Details) € in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Disclosure of grants
Government grants	€ 3,986		€ 284,742
United States
Disclosure of grants
Remaining amount of government grants received	33		5,723		$ 36	$ 6,104
U.S. Department of Health and Human Services
Disclosure of grants
Government grants	€ 1,071	$ 1,158	276,783	$ 291,446
Amount of funds received			€ 223,536	$ 235,394